Revenue recognition (Tables)	6 Months Ended
Jun. 30, 2017
Revenue recognition
Summary of product revenue allowance and reserve categories

The following table summarizes activity in each of the product revenue allowance and reserve categories for the six months ended June 30, 2017 (in thousands):

		Co-pay
	Trade	assistance	Government
	discount	program	rebates	Total
Balance at December 31, 2016	$—	$—	$—	$—
Provision related to current period sales	72	42	159	273
Adjustment related to prior period sales	—	—	—	—
Credit or payments made during the period	(72)	(35)	—	(107)
Balance at June 30, 2017	$—	$7	$159	$166